Share Repurchase Program	3 Months Ended
Mar. 31, 2025
Disclosure Text Block [Abstract]
Share Repurchase Program

12. Share Repurchase Program

In November 2023, the Board approved a share repurchase program (the “Share Repurchase Program”), authorizing the Company to repurchase up to $50,000 of common shares outstanding. During the three months ended March 31, 2025, the Board authorized the Company to repurchase an additional $70,000 of common shares under the Share Repurchase Program. Under the Share Repurchase Program, management is authorized to purchase common shares from time to time through open market purchases or privately negotiated transactions at prevailing prices as permitted by securities laws and other legal requirements, and subject to market conditions and other factors.

During the three months ended March 31, 2025, we repurchased 612,610 of our common shares for $9,998 at an average price of $16.32 per share. During the three months ended March 31, 2024, we repurchased 989,419 of our common shares for $14,000 at an average price of $14.15 per share, of which $2,000 was unpaid and recognized as a liability within accounts payable and other liabilities. These repurchases are recorded at cost as treasury shares within the unaudited consolidated statements of financial position and unaudited consolidated statements of shareholders' equity. As of March 31, 2025, a total of $67,081 remained available for future repurchases of our common shares under our Share Repurchase Program.